Consolidated Statements of Assets and Liabilities (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Investments at amortized cost	$ 3,158,601	$ 2,939,646	[1]		$ 2,373,435
Unamortized debt issuance costs	$ 6,152	$ 7,899			$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000			100,000,000
Common stock, shares issued (in shares)	72,018,635	70,536,678			56,838,027
Common stock, shares outstanding (in shares)	72,018,635	70,536,678		65,352,831	56,838,027	15,024,425

[1]	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.